Notes to the Statements of Cash Flows (Details) - Schedule of Changes in Liabilities Arising from Financing Activities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan notes [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	$ 8,745,192
Changes from financing cash flows	(27,720,827)	22,397,271
Interest paid classified as operating cash flows
New leases
Remeasurement on lease modifications
Recognition of warrant liabilities		(11,642,006)
Initial recognition of derivative financial instruments		(2,796,131)
Derecognition of derivative financial instruments
Issuance of convertible loan for settlement of bridge loan
Conversion to Preference Shares
Other non-cash transactions
Finance costs accrued	18,975,635	786,058
Exchange realignment
Ending balance		8,745,192
Lease Liabilities [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	785,687	486,678	1,116,912
Changes from financing cash flows	(730,908)	(873,308)	(785,494)
Interest paid classified as operating cash flows	(48,363)	(42,130)	(48,171)
New leases	549,622	1,237,069
Remeasurement on lease modifications		(64,390)	206,250
Recognition of warrant liabilities
Initial recognition of derivative financial instruments
Derecognition of derivative financial instruments
Issuance of convertible loan for settlement of bridge loan
Conversion to Preference Shares
Other non-cash transactions
Finance costs accrued	48,363	42,130	48,171
Exchange realignment	1,660	(362)	(50,990)
Ending balance	606,061	785,687	486,678
Convertible loan [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance		4,294,265	4,123,563
Changes from financing cash flows		12,656,069
Interest paid classified as operating cash flows
New leases
Remeasurement on lease modifications
Recognition of warrant liabilities
Initial recognition of derivative financial instruments		(10,024,014)	(544,327)
Derecognition of derivative financial instruments		735,688
Issuance of convertible loan for settlement of bridge loan		18,960,000
Conversion to Preference Shares		(29,381,027)
Other non-cash transactions		(135,031)
Finance costs accrued		2,894,050	715,029
Exchange realignment
Ending balance			4,294,265
Bridge loan [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance		12,274,215
Changes from financing cash flows		610,000
Interest paid classified as operating cash flows
New leases
Remeasurement on lease modifications
Recognition of warrant liabilities
Initial recognition of derivative financial instruments		(842,181)
Derecognition of derivative financial instruments		3,229,291
Issuance of convertible loan for settlement of bridge loan		(18,960,000)
Conversion to Preference Shares
Other non-cash transactions		(385,500)
Finance costs accrued		4,074,175
Exchange realignment
Ending balance			12,274,215
Bridge loan [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance		$ 12,274,215
Changes from financing cash flows			13,150,000
Interest paid classified as operating cash flows
Remeasurement on lease modifications
Initial recognition of derivative financial instruments			(1,418,222)
Other non-cash transactions			(394,500)
Finance costs accrued			936,937
Exchange realignment
Ending balance			$ 12,274,215